Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — July 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 73.0%
	Aerospace and Defense — 2.9%
10,000	Arconic Inc.	$250,400
8,500	Cobham plc†	17,087
24,000	Kaman Corp.	1,521,600
5,500	L3Harris Technologies Inc.	1,141,800
1,600	Latecoere SACA†	6,766
7,500	United Technologies Corp.	1,002,000
		3,939,653

	Airlines — 0.1%
3,500	WestJet Airlines Ltd.	81,573

	Automotive: Parts and Accessories — 0.3%
26,000	Haldex AB	129,983
7,800	Tenneco Inc., Cl. A	70,512
7,000	Tower International Inc.	215,600

		416,095

	Broadcasting — 5.5%
162,000	Tribune Media Co., Cl. A	7,528,140

	Building and Construction — 2.1%
42,000	Griffon Corp.	686,700
11,000	Nobility Homes Inc.	253,000
4,000	Norbord Inc.	92,711
10,000	Skyline Champion Corp.†	285,000
11,000	Vulcan Materials Co.	1,521,850

		2,839,261

	Business Services — 1.1%
500	BCA Marketplace plc	1,472
275,021	Clear Channel Outdoor Holdings Inc.†	833,314
7,000	Tarsus Group plc	36,179
2,000	XPO Logistics Europe SA	668,630

		1,539,595

	Cable and Satellite — 2.6%
30,000	AMC Entertainment Holdings Inc., Cl. A	354,900
26,000	DISH Network Corp., Cl. A†	880,360
3,500	Liberty Broadband Corp., Cl. A†	343,665
3,500	Liberty Broadband Corp., Cl. C†	348,285
20,000	Liberty Global plc, Cl. A†	533,400
20,000	Liberty Global plc, Cl. C†	520,800
3,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	112,440
3,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	118,140
20,000	Shaw Communications Inc., Cl. B	391,600

		3,603,590

Shares		Market Value
	Communications Equipment — 1.3%
13,000	Acacia Communications Inc.†	$873,210
39,000	Digi International Inc.†	512,070
60,000	Inmarsat plc	417,804

		1,803,084

	Computer Hardware — 0.1%
4,300	Cray Inc.†	148,952

	Computer Software and Services — 0.8%
4,000	Business & Decision†	34,206
5,000	Fiserv Inc.†	527,150
1,300	Medidata Solutions Inc.†	118,781
1,400	Rockwell Automation Inc.	225,092
4,000	Shutterfly Inc.†	202,760

		1,107,989

	Consumer Products — 0.6%
190,000	Avon Products Inc.†	807,500
2,000	Bang & Olufsen A/S†	12,885

		820,385

	Consumer Services — 0.1%
50,000	MoneyGram International Inc.†	122,500
2,250	Rollins Inc.	75,443
200	Sotheby’s†	11,942

		209,885

	Containers and Packaging — 0.2%
5,500	Greif Inc., Cl. A	192,280
1,000	Greif Inc., Cl. B	43,000

		235,280

	Diversified Industrial — 2.0%
500	Altran Technologies SA	7,921
1,000	Milacron Holdings Corp.†	16,840
168,000	Myers Industries Inc.	2,716,560

		2,741,321

	Electronics — 0.0%
2,000	Control4 Corp.†	47,820

	Energy and Utilities — 8.2%
7,000	Alerion Cleanpower SpA	21,775
460,000	Alvopetro Energy Ltd.†	261,403
23,500	AmeriGas Partners LP	796,180
27,500	Anadarko Petroleum Corp.	2,025,650
4,000	Avangrid Inc.	202,200
7,000	Avista Corp.	322,210
62,000	Buckeye Partners LP	2,587,260
6,500	Connecticut Water Service Inc.	454,350
24,000	El Paso Electric Co.	1,590,240
36,000	Endesa SA	890,695
1,000	Etablissements Maurel et Prom	3,232
160,000	Gulf Coast Ultra Deep Royalty Trust	4,960

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
14,000	Hydrogenics Corp.†	$208,880
5,000	Iberdrola SA	47,435
116	Iberdrola SA†	1,109
9,000	KLX Energy Services Holdings Inc.†	141,480
8,000	NorthWestern Corp.	559,360
30,000	Severn Trent plc	735,133
1,000	Southwest Gas Holdings Inc.	88,910
500	Valener Inc.	9,812
19,000	Whiting Petroleum Corp.†	335,920

		11,288,194

	Entertainment — 3.8%
10,000	Cherry AB, Cl. B†(a)	90,050
3,600	Discovery Inc., Cl. A†	109,116
10,800	Discovery Inc., Cl. C†	304,992
180,000	Dover Motorsports Inc.	360,000
48,000	Fox Corp., Cl. B.	1,785,600
12,979	International Speedway Corp., Cl. A	585,093
5,000	Liberty Media Corp. - Liberty Braves, Cl. A†	144,500
5,000	Liberty Media Corp. - Liberty Braves, Cl. C†	143,850
9,000	Lions Gate Entertainment Corp., Cl. B	109,710
82,700	Speedway Motorsports Inc.	1,637,460

		5,270,371

	Financial Services — 3.2%
1,400	Argo Group International Holdings Ltd.	95,816
3,600	BKF Capital Group Inc.†	36,360
7,400	EMC Insurance Group Inc.	265,956
10,000	Entegra Financial Corp.†	298,100
2,500	LegacyTexas Financial Group Inc.	106,850
81,000	Navient Corp.	1,146,150
100,000	SLM Corp.	911,000
16,000	Sterling Bancorp	349,600
1,000	Stewardship Financial Corp.	15,410
31,000	Synovus Financial Corp.	1,183,270
400	Topdanmark A/S	20,552

		4,429,064

	Food and Beverage — 1.9%
11,600	Campbell Soup Co.	479,544
4,500	Flowers Foods Inc.	106,650
14,000	GrainCorp Ltd., Cl. A	82,144
2,000,000	Premier Foods plc†	822,084
28,840	Tootsie Roll Industries Inc.	1,077,462
1,000	Wessanen	12,520

		2,580,404

	Health Care — 9.9%
150,000	Akorn Inc.†	558,000
14,100	Allergan plc	2,263,050

Shares		Market Value

20,000	AstraZeneca plc, ADR	$868,200
1,300	Bio-Rad Laboratories Inc., Cl. A†	409,370
3,500	Bristol-Myers Squibb Co.	155,435
44,500	BTG plc†	452,685
27,000	Celgene Corp.†	2,480,220
8,000	Grifols SA, ADR	182,080
100	ICU Medical Inc.†	25,444
10,000	Idorsia Ltd.†	213,966
1,400	Illumina Inc.†	419,132
20,000	Mylan NV†	418,000
420,000	Pacific Biosciences of California Inc.†	2,268,000
3,000	Perrigo Co. plc	162,030
6,000	Smith & Nephew plc, ADR	272,640
25,000	Spark Therapeutics Inc.†	2,500,500

		13,648,752

	Hotels and Gaming — 1.6%
50,000	Caesars Entertainment Corp.†	592,000
900	Churchill Downs Inc.	107,685
2,000	Eldorado Resorts Inc.†	90,240
2,000	Peak Resorts Inc.	21,740
18,000	Ryman Hospitality Properties Inc., REIT	1,350,000

		2,161,665

	Machinery — 2.5%
9,000	ASV Holdings Inc.†	62,550
10,000	CIRCOR International Inc.†	380,000
60,000	CNH Industrial NV	609,339
23,000	CNH Industrial NV, Borsa Italiana	232,530
1,000	Gardner Denver Holdings Inc.†	32,970
1,100,000	UQM Technologies Inc.†	1,881,000
4,000	Xylem Inc.	321,160

		3,519,549

	Media — 2.7%
5,000	Axel Springer SE	345,662
53,000	Telenet Group Holding NV	2,610,866
55,000	The E.W. Scripps Co., Cl. A	843,150

		3,799,678

	Metals and Mining — 0.4%
38,000	Alamos Gold Inc., Cl. A	248,900
19,000	Pan American Silver Corp.	289,362

		538,262

	Real Estate — 0.3%
1,000	Condor Hospitality Trust Inc., REIT	11,020
745	Cousins Properties Inc., REIT	26,209
33,000	Trinity Place Holdings Inc.†	138,600
5,000	Vastned Retail Belgium NV, REIT	246,308

		422,137

	Retail — 0.6%
2,000	Barnes & Noble Inc.	13,040

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
10,000	Rite Aid Corp.†	$69,700
4,000	SpartanNash Co.	47,280
29,000	Village Super Market Inc., Cl. A	725,870

		855,890

	Semiconductors — 4.4%
13,500	AIXTRON SE†	152,733
60,000	Aquantia Corp.†	787,800
100,000	Cypress Semiconductor Corp.	2,297,000
11,000	Mellanox Technologies Ltd.†	1,238,820
30,000	Versum Materials Inc.	1,559,400

		6,035,753

	Specialty Chemicals — 1.1%
12,000	GCP Applied Technologies Inc.†	264,360
2,000	Linde plc	382,560
65,000	OMNOVA Solutions Inc.†	646,750
25,000	SGL Carbon SE†	170,063

		1,463,733

	Telecommunications — 3.4%
250,000	Aerohive Networks Inc.†	1,110,000
280,000	Asia Satellite Telecommunications Holdings Ltd.	344,092
80,000	CenturyLink Inc.	967,200
45,000	Cincinnati Bell Inc.†	171,900
1,300	Finisar Corp.†	30,589
200,000	Koninklijke KPN NV	571,435
8,000	Liberty Latin America Ltd., Cl. A†	131,120
10,000	Liberty Latin America Ltd., Cl. C†	164,000
14,000	Loral Space & Communications Inc.†	515,060
11,000	Parrot SA†	40,306
1,000	Rogers Communications Inc., Cl. B	51,890
16,000	Zayo Group Holdings Inc.†	539,680

		4,637,272

	Transportation — 4.4%
1,000	GATX Corp.	76,860
300	Genesee & Wyoming Inc., Cl. A†	32,943
50,000	Navistar International Corp.†	1,562,000
1,000	Panalpina Welttransport Holding AG†	226,032
32,000	WABCO Holdings Inc.†	4,237,120

		6,134,955

	Wireless Communications — 4.9%
46,000	Millicom International Cellular SA, SDR	2,365,408
70,000	Sprint Corp.†	513,100
5,000	Telephone & Data Systems Inc.	161,700
33,000	T-Mobile US Inc.†	2,631,090
22,000	United States Cellular Corp.†	1,053,580

		6,724,878

	TOTAL COMMON STOCKS	100,573,180

Shares		Market Value
	RIGHTS — 0.2%
	Health Care — 0.1%
20,000	Adolor Corp., CPR, expire 07/01/20†(a)	$0
13,000	Ambit Biosciences Corp., CVR†(a)	26,325
5,000	American Medical Alert Corp., CPR†(a)	50
75,000	Innocoll, CVR†(a)	1
14,000	Ipsen SA/Clementia, CVR†(a)	18,900
11,000	Ocera Therapeutics, CVR†(a)	4,290
100	Omthera Pharmaceuticals Inc., CVR†(a)	0
156,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0
7,000	Tobira Therapeutics Inc., CVR†(a)	420

		49,986

	Media — 0.0%
40,000	Media General Inc., CVR†(a)	0

	Metals and Mining — 0.1%
400,000	Pan American Silver Corp., CVR†(a)	180,000

	Specialty Chemicals — 0.0%
70,000	A. Schulman Inc., CVR†(a)	36,610

	TOTAL RIGHTS	266,596

Principal Amount
	CORPORATE BONDS — 0.0%
	Health Care — 0.0%
$ 7,000	Constellation Health Promissory Note, PIK, 5.000%, 01/31/24(a)(b)	3,010

	U.S. GOVERNMENT OBLIGATIONS — 26.8%
37,125,000	U.S. Treasury Bills, 2.042% to 2.349%††, 08/22/19 to 10/17/19(c)	37,011,602

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD — 100.0% (Cost $132,826,026)	$137,854,388

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2019 (Unaudited)

Shares		Market Value

	SECURITIES SOLD SHORT — (0.2)%
	Energy and Utilities — (0.2)%
5,868	Occidental Petroleum Corp.	$301,380

	TOTAL SECURITIES SOLD SHORT (Proceeds received $302,360)(d)	$301,380

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Payment-in-kind (PIK) security. 5.00% PIK interest income will be paid as additional securities at the discretion of the issuer.
(c)	At July 31, 2019, $1,000,000 of the principal amount was pledged as collateral for securities sold short.
(d)	At July 31, 2019, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

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